UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/03

Check here if Amendment:        ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Offit Hall Capital Management LLC
Address:  One Maritime Plaza, Suite 500
          San Francisco, CA  94111

Form 13F File Number:   28-7014

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kathryn A. Hall
Title:  President
Phone:  415-288-0544

Signature, Place and Date of Signing:

------------------------
Kathryn A. Hall                  San Francisco, CA       August 11, 2003
        [Signature]               [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          -0-

Form 13F Information Table Entry Total:                      5
                                                            ---

Form 13F Information Table Value Total:            $198,113,340
                                                   ------------

List of Other Included Managers:

NONE

NAME OF ISSUER          TITLE OF            CUSIP           VALUE               SHARES         INV        OTH.     VOTING
                        CLASS                                                                  DISC       MGRS     AUTH
GAP INC.                COM                 364760108       189,511,175      10,101,875        SOLE       N/A      SOLE
GARTNER GROUP INC.      Class A COM         366651107         7,580,000       1,000,000        SOLE       N/A      SOLE
Mattel Inc              COM                 577081102           473,000          25,000        SOLE       N/A      SOLE
WPP Group PLC           ADR                 929309300           337,708           8,428        SOLE       N/A      SOLE
WPP Group PLC           Ordinary Shares     929309920           211,457          26,975        SOLE       N/A      SOLE

                                                       ----------------
                                                            198,113,340
                                                       ================